Investments (Details Textual)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Series B Preferred Stock [Member] USD ($)	Jun. 30, 2012 Series B Preferred Stock [Member] CNY	Jun. 30, 2011 Series B Preferred Stock [Member] CNY	Jun. 30, 2012 Income Approach Valuation Technique [Member]	Jun. 30, 2011 Income Approach Valuation Technique [Member]
Fair Value Inputs, Discount Rate	15.00%	15.00%	11.00%					15.00%	19.00%
Investment income	$ 2,940,802	18,682,916	11,022,226	2,823,770
Accumulated impairment loss	$ 127,384	809,270	4,409,508	0	$ 127,384	809,270	4,409,508